Assumed contingent obligation related to the business combination - Reconciliation of changes in contingent liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	£ 875	£ 802
Impact of changes in foreign exchange rates	15	(23)
Unwinding of discount factor	106	96
Ending balance	£ 996	£ 875